Form N-1A Cover	Jun. 10, 2025
Prospectus [Line Items]
Document Creation Date	Jun. 10, 2025
Document Effective Date	Jun. 10, 2025
Document Type	497
Amendment Flag	false
Registrant Name	BONDBLOXX ETF TRUST
Entity Central Index Key	0001879238
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 10, 2025